STOCKHOLDERS EQUITY (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
2022			$ 3,221,000
2023			3,221,000
2024			2,876,000
Unamortized deferred compensation			$ 9,318,000
Volatility	64.00%
Risk-free rate	0.90%
Contractual term	5 years
Exercise price	$ 1.24	$ 0.75	$ 1.00	$ 1.44
Maximum [Member]
Risk-free rate	1.20%	0.30%	1.70%	1.80%
Contractual term		5 years	5 years	5 years
Exercise price	$ 3.75	$ 3.00	$ 3.75	$ 3.75
Volatility	64.90%	64.00%	65.80%	74.10%
Minimum [Member]
Risk-free rate	0.90%	0.20%	0.90%	0.30%
Exercise price	$ 1.49	$ 0.75	$ 0.75	$ 0.75
Volatility	64.20%	63.50%	56.40%	56.40%
Contractual term		4 years	4 years	4 years